Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Intangible Assets (Tables) [Abstract]
Intangible assets acquired during the current fiscal year

Intangible assets acquired during the fiscal year ended March 31, 2011 totaled 92,249 million yen, of which 83,188 million yen is subject to amortization and are comprised of the following:

	Intangible assets	Weighted-average
	acquired during the year	amortization period
	Yen in millions	Years

Patent rights, know-how and license agreements	8,900	7
Software to be sold, leased or otherwise marketed	22,174	3
Music catalogs	730	8
Television carriage agreements (broadcasting agreements)	33,698	20
Other	17,686	2

Intangible assets subject to amortization
Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2010		March 31, 2011
	Gross carrying	Accumulated	Gross carrying	Accumulated
	amount	amortization	amount	amortization

Patent rights, know-how and license agreements	146,932	(79,403)	122,444	(69,224)
Software to be sold, leased or otherwise marketed	71,300	(29,606)	76,112	(40,447)
Music catalogs	175,172	(37,591)	160,325	(40,455)
Artist contracts	28,958	(16,754)	27,727	(17,903)
Television carriage agreements (broadcasting agreements)	1,224	(116)	35,874	(228)
Other	87,950	(48,904)	90,508	(42,642)

Total	511,536	(212,374)	512,990	(210,899)

Estimated aggregate amortization expense for intangible assets
The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Fiscal year ending March 31	Yen in millions

2012	46,539
2013	37,485
2014	28,821
2015	22,571
2016	18,012

Carrying amount of intangible assets having an indefinite life

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Trademarks	57,857	66,967
Distribution agreements	18,834	18,834
Other	3,064	3,230

Total	79,755	89,031

Changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Consumer,	Networked
	Professional	Products &			Financial
	& Devices	Services	Pictures	Music	Services	All Other	Total

Balance, March 31, 2009:
Goodwill — gross	73,349	123,432	107,478	112,963	3,020	43,346	463,588
Accumulated impairments	(5,620)	—	—	(306)	—	(13,704)	(19,630)

Goodwill	67,729	123,432	107,478	112,657	3,020	29,642	443,958

Increase (decrease) due to:
Acquisitions	—	724	6	7,848	—	4,847	13,425
Sales and dispositions	—	(27)	—	—	—	(202)	(229)
Impairments	—	—	—	—	(706)	(349)	(1,055)
Translation adjustments	(71)	(249)	(5,427)	(1,943)	—	(778)	(8,468)
Other*[1]*[2]	(470)	1	424	(8,676)	—	(41)	(8,762)

Balance, March 31, 2010:
Goodwill — gross	72,808	123,881	102,481	110,192	3,020	40,774	453,156
Accumulated impairments	(5,620)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	67,188	123,881	102,481	109,886	2,314	33,119	438,869

Increase (decrease) due to:
Acquisitions*[3]	1,085	—	46,504	203	—	55	47,847
Sales and dispositions	—	(257)	—	—	—	—	(257)
Impairments	—	—	—	—	—	—	—
Translation adjustments	(133)	(510)	(8,401)	(6,956)	—	(1,335)	(17,335)
Other*[1]	232	171	—	(445)	—	(77)	(119)

Balance, March 31, 2011:
Goodwill — gross	73,992	123,285	140,584	102,994	3,020	39,417	483,292
Accumulated impairments	(5,620)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	68,372	123,285	140,584	102,688	2,314	31,762	469,005

*1	Other primarily consists of purchase price adjustments for prior years.

*2	Substantially all of the adjustments in the Music segment relate to a decrease of goodwill recognized from the acquisition of Bertelsmann AG’s 50% interest in the SONY BMG joint venture of 8,649 million yen, primarily to reflect an increase in the deferred tax assets recognized in connection with the acquisition and a decrease in the acquired liabilities as certain restructuring activities that were identified at the time of the acquisition will not be implemented. Refer to Note 19 and 24.

*3	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network acquisition. Refer to Note 24.